Commitments and Contingencies (Details) $ in Thousands, $ in Millions		9 Months Ended
	Mar. 27, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Commitments and Contingencies [Line Items]
Services fess	$ 11,100
Accrued amount		$ 24,332		$ 20,840
Development fees		$ 300
Percentage of gross sales		6.00%
Agreement amount		$ 300
Commitments percentage		85.00%
Unfunded commitments
Joint Venture Karnival [Member]
Commitments and Contingencies [Line Items]
Unfunded commitments				2,400	$ 18.7
Litigation [Member]
Commitments and Contingencies [Line Items]
Accrued amount				$ 11,100
Joint Venture Karnival [Member]
Commitments and Contingencies [Line Items]
Unfunded commitments		$ 2,400	$ 18.7